Document and Entity Information	6 Months Ended
Jun. 30, 2019
Document and Entity Information
Entity Registrant Name	Sundance Energy Australia Ltd
Entity Central Index Key	0001326089
Document Type	6-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2019
Current Fiscal Year End Date	--12-31